SCHWAB STRATEGIC TRUST

Schwab® 1-5 Year Corporate Bond ETF

Schwab® 5-10 Year Corporate Bond ETF

Schwab® Long-Term U.S. Treasury ETF

(each, a fund and collectively, the funds)

Supplement dated December 13, 2019 to each fund’s currently effective Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective December 13, 2019 the management fees of the funds have been reduced, as follows:

Fund	Current Management Fee	New Management Fee

Schwab 1-5 Year Corporate Bond ETF	0.06%	0.05%

Schwab 5-10 Year Corporate Bond ETF	0.06%	0.05%

Schwab Long-Term U.S. Treasury ETF	0.06%	0.05%

Accordingly, the following changes to the Prospectus and SAI are effective December 13, 2019:

1.	Schwab 1-5 Year Corporate Bond ETF

Prospectus — Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.05

Other expenses[1]	None

Total annual fund operating expenses[2]	0.05

[1]	“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.

[2]	The Information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years

$5	$16

2.	Schwab 5-10 Year Corporate Bond ETF

Prospectus — Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.05

Other expenses[1]	None

Total annual fund operating expenses[2]	0.05

[1]	“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.

[2]	The Information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years

$5	$16

3.    Schwab Long-Term U.S. Treasury ETF

Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.05

Other expenses[1]	None

Total annual fund operating expenses[2]	0.05

[1]	“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.

[2]	The Information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years

$5	$16

4.    Schwab 1-5 Year Corporate Bond ETF, Schwab 5-10 Year Corporate Bond ETF and Schwab Long-Term U.S. Treasury ETF

SAI – Under “Advisory Agreement” in the “Investment Advisory and Other Services” section: The table following the third paragraph is deleted and replaced in its entirety with the following:

Fund	Fee

Schwab 1-5 Year Corporate Bond ETF	0.05%

Schwab 5-10 Year Corporate Bond ETF	0.05%

Schwab Long-Term U.S. Treasury ETF	0.05%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG109494-00 (12/19)

00238998

2